Share-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Share-based Compensation

Note 9 – Share-based Compensation

The following table summarizes the nonvested stock options activity for the three months ended March 31, 2012:

Nonvested stock options	Shares	Weighted-average exercise prices
Nonvested at December 31, 2011	2,530,987	$10.00
Granted (1)	398,955	16.38
Forfeitures	(545,365)	10.00

Nonvested at March 31, 2012	2,384,577	$11.07

(1)	Relates to new options granted in February 2012.

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718. The fair value of the stock options granted during 2012 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for “Tranche A” options granted under the Stock Incentive Plan and the Monte Carlo simulation analysis for “Tranche B” and “Tranche C” options granted under the Stock Incentive Plan.

The following table summarizes the nonvested restricted shares activity for the three months ended March 31, 2012:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2011	63,058	$10.00
Granted	14,646	17.07
Vested	(5,383)	10.00

Nonvested at March 31, 2012	72,321	$11.43

Share-based compensation recognized was as follows:

	Three months ended March 31,
(Dollar amounts in thousands)	2012	2011
Share-based compensation recognized, net
Stock options, tax benefit of $47 and $29	$157	$96
Restricted shares, tax benefit of $31 and $5	103	16

The maximum unrecognized cost for stock options was $7.2 million as of March 31, 2012, which includes $2.3 million, $2.5 million and $2.4 million related to Tranche A, Tranche B and Tranche C options, respectively.

The maximum unrecognized compensation cost for restricted stock was $0.8 million as of March 31, 2012.

See Note 15 for information regarding the payment of a dividend during the second quarter of 2012, which also resulted in a change to the exercise price of the stock options.

Note 16—Share-based Compensation

Stock Incentive Plan

After the Merger, the Stock Incentive Plan was established to grant stock options, rights to purchase shares, restricted stock, restricted stock units and other stock-based rights to employees, directors, consultants and advisors of the Company. Holdings reserved 2,921,604 shares of its Class B non-voting common stock for issuance upon exercise and grants of stock options, restricted stock and other equity awards under the Stock Incentive Plan. The maximum option term is ten years from the date of grant. The initial grant of 2,624,570 options was made on February 11, 2011 to certain employees of the Company. Plan participants have the right to purchase shares of Holdings Class B non-voting common stock in three tranches: Tranche A options vest in 5 equal installments beginning on September 30, 2011, Tranche B options vest at such time as the Investor Internal Rate of Return (“Investor IRR”) equals or exceeds 25% based on cash proceeds received by the Investor, and Tranche C options vest at such time as the investor rate of return equals or exceeds 30%. For purposes of these vesting provisions, the Investor’s IRR is the rate of return measured in cash and any securities received by the Investor as a return on its investment in the common stock of Holdings.

The following table summarizes the nonvested stock options activity for the year ended December 31, 2011:

Nonvested stock options	Shares	Weighted-average exercise prices

Nonvested at December 31, 2010	—	$—
Granted (1)	2,869,570	10.00
Vested (2) (3)	(163,287)	10.00
Forfeitures	(175,296)	10.00

Nonvested at December 31, 2011	2,530,987	$10.00

(1)	Includes 50,000 of stock options that were not granted under the Stock Incentive Plan, but are subject to certain terms of the Stock Incentive Plan.
(2)	Amount of options exercisable as of December 31, 2011. The weighted average remaining contractual term of these options is 8.75 years.
(3)	At December 31, 2011, the aggregate intrinsic value amounted to $1.2 million.

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718. The fair value of the stock options granted during 2011 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for Tranche A options granted under the Stock Incentive Plan and the Monte Carlo simulation analysis for Tranche B and Tranche C options, with the following assumptions:

	Stock options granted under the Stock Incentive Plan	Stock options not granted under the Stock Incentive Plan

Stock Price	$10 per share	$10 per share
Risk-free rate	2.14%	2.06%
Expected volatility	35.00%	35.00%
Expected annual dividend yield	0.00%	0.00%
Expected term	4.60 years	4.49 years

The risk-free rate is based on the U.S. Constant Maturities Treasury Interest Rate as of the grant date. The expected volatility is based on a combination of historical volatility and implied volatility from public trade companies in our industry. The expected annual dividend yield is based on management’s expectations of future dividends as of the grant date. The expected term is based on the vesting time of the options.

The following table summarizes the nonvested restricted shares activity for the year ended December 31, 2011:

Nonvested restricted shares	Shares	Weighted-average grant date fair value

Nonvested at December 31, 2010	—	$—
Granted	80,000	10.00
Vested (1)	(16,942)	10.00

Nonvested at December 31, 2011	63,058	$10.00

(1)	At December 31, 2011, the aggregate intrinsic value amounted to $0.1 million.

Share-based compensation recognized was as follows:

(Dollar amounts in thousands)	Year ended December 31, 2011
Share-based compensation recognized, net
Stock options, tax benefit of $214	$714
Restricted shares, tax benefit of $51	170

The maximum unrecognized cost for stock options was $7.5 million as of December 31, 2011, which includes $2.3 million, $2.7 million and $2.5 million related to Tranche A, Tranche B and C options, respectively. The Company did not recognize share-based compensation expense related to Tranche B and C options as vesting was not considered probable. The cost is expected to be recognized over a weighted average period of 3.80 years.

The maximum unrecognized compensation cost for restricted stock was $0.6 million as of December 31, 2011. The cost is expected to be recognized over a weighted average period of 3.15 years.

Prior to the Merger, certain employees of EVERTEC participated in the Popular, Inc. 2004 Omnibus Incentive Plan (the “Incentive Plan”) adopted by the shareholders of Popular in April 2004. This plan replaced and superseded the 2001 Stock Option Plan (the “Stock Option Plan”) maintained by Popular.

Stock Option Plan

This plan provided for the issuance of Popular, Inc.’s common stock at a price equal to its fair market value at the grant date, subject to certain plan provisions.

As of September 30, 2010, total outstanding stock options of 199,940 were fully vested. Prior to the Merger date, the exercise period of all options was reduced to 6 months or 90 days from the date of modification. Such modification had no impact on the financial statements.

For the year ended December 31, 2011, the three months ended December 31, 2010 and the nine months ended September 30, 2010, EVERTEC did not recognize any stock options expense. For the year ended December 31, 2009, the Company recognized stock options expense of approximately $40,000, with a tax benefit of approximately $16,000.

Incentive Plan

The Incentive Plan permitted the granting of incentive awards in the form of annual incentive awards, long-term performance unit awards, stock options, stock appreciation rights, restricted stock, restricted units or performance shares.

For the year ended December 31, 2011 and the three months ended December 31, 2010, EVERTEC did not recognize any compensation expense related to the restricted stock. For the nine months ended September 30, 2010, EVERTEC recognized $0.2 million of compensation expense related to the accelerated vesting of restricted stock, with a tax benefit of approximately $69,000. For the year ended December 31, 2009, EVERTEC recognized approximately $68,000 of compensation expense, with a tax benefit of approximately $28,000. The fair value of the restricted stock vested as of September 30, 2010 was $0.3 million at grant date and $0.1 million at vesting date. The fair value difference between the grant date and vesting date triggered a shortfall of $0.2 million in 2010 and approximately $53,000 in 2009 that was recorded as an additional income tax expense since EVERTEC did not have any surplus due to windfalls.

Beginning in 2007, Popular authorized the issuance of performance shares, in addition to restricted shares, under the Incentive Plan. The performance shares award consisted of the opportunity to receive shares of Popular Inc.’s common stock provided Popular achieved certain performance goals during a three-year performance cycle. The compensation cost associated with the performance shares was recorded ratably over a three-year performance period. As of September 30, 2010, 16,165 performance shares were granted. During the quarter ended September 30, 2010, vesting periods of all outstanding performance shares was accelerated and all outstanding performance shares became fully vested.

For the nine months ended September 30, 2010, EVERTEC recognized $0.2 million of compensation expense related to the accelerated vesting of performance shares with a tax benefit of approximately $79,000; and for the year ended December 31, 2009, EVERTEC recognized approximately $2,000 of compensation expense, with a tax benefit of approximately $1,000. The fair value of the performance shares vested as of September 30, 2010 was $0.2 million and $52,000 at grant date and at vesting date, respectively. The fair value difference between the grant date and vesting date triggered a shortfall of $0.1 million in 2010 that was recorded as an additional income tax expense since EVERTEC did not have any surplus due to windfalls.